Annual Total Returns - FundsManager 20% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio-Service VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.30%
Annual Return 2012	5.68%
Annual Return 2013	5.53%
Annual Return 2014	4.21%
Annual Return 2015	(0.03%)
Annual Return 2016	2.83%
Annual Return 2017	7.33%
Annual Return 2018	(1.67%)
Annual Return 2019	10.39%
Annual Return 2020	8.11%